Segments and Geographic Information Segment and Geographic Information (Assets, Depreciation and Amortization and Capital Expenditures ) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 38,363	$ 32,963	$ 34,603
Depreciation and Amortization	1,053	1,056	1,068
Capital Expenditures Total	4,584	2,140	1,960
Investment Income, Interest	389	298	268
Interest Expense	1,117	911	1,038
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	952	1,080	835
Income (Loss) from Equity Method Investments	(71)	(24)	(123)
Adjusted EBITDA	2,931	2,580	2,690
Long-Lived Assets	23,395	20,183	23,103
Assets, Current	7,643	5,356	5,414
Debt service reserves and other deposits	177	237	441
Goodwill	362	1,177	1,061
Other intangible assets, net of accumulated amortization of $434 and $385, respectively	1,841	1,450	827
Deferred Income Tax Assets, Net	319	409	288
Loan receivable, net of allowance	1,051	0	0
Other noncurrent assets, excluding ROU assets for operating leases	2,623	1,911	1,383
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0	1,160	1,251
Depreciation, Depletion and Amortization	1,053	1,056	1,068
Operating Segments [Member] | Corporate Other And Other Eliminations [Member]
Segment Reporting Information [Line Items]
Capital Expenditures Total	11	28	19
Investment Income, Interest	4	2	2
Interest Expense	159	71	159
Income (Loss) from Equity Method Investments	0	0	0
Long-Lived Assets	17	21	24
Depreciation, Depletion and Amortization	11	14	14
Operating Segments [Member] | Renewables
Segment Reporting Information [Line Items]
Capital Expenditures Total	2,972	721	787
Investment Income, Interest	131	55	41
Interest Expense	236	200	203
Income (Loss) from Equity Method Investments	28	63	(18)
Adjusted EBITDA	605	545	528
Long-Lived Assets	9,533	6,353	5,057
Goodwill	320	360
Depreciation, Depletion and Amortization	260	222	184
Operating Segments [Member] | Utilities
Segment Reporting Information [Line Items]
Capital Expenditures Total	859	544	430
Investment Income, Interest	8	5	4
Interest Expense	234	218	230
Income (Loss) from Equity Method Investments	6	3	1
Adjusted EBITDA	612	633	618
Long-Lived Assets	6,311	6,027	6,019
Goodwill	0	133
Depreciation, Depletion and Amortization	376	361	348
Operating Segments [Member] | Energy Infrastructure
Segment Reporting Information [Line Items]
Capital Expenditures Total	742	847	723
Investment Income, Interest	246	236	221
Interest Expense	488	422	446
Income (Loss) from Equity Method Investments	9	(4)	(79)
Adjusted EBITDA	1,836	1,494	1,612
Long-Lived Assets	7,532	7,778	12,001
Goodwill	39	683
Depreciation, Depletion and Amortization	404	458	522
Operating Segments [Member] | New Energy Technologies
Segment Reporting Information [Line Items]
Capital Expenditures Total	0	0	1
Investment Income, Interest	0	0	0
Interest Expense	0	0	0
Income (Loss) from Equity Method Investments	(114)	(86)	(27)
Adjusted EBITDA	(116)	(77)	(18)
Long-Lived Assets	2	4	2
Goodwill	3	1
Depreciation, Depletion and Amortization	2	1	0
Corporate, Non-Segment [Member] | Corporate Other And Other Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(19)	(20)	(49)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 13	$ 5	$ (1)